Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Service revenues	$ 413	$ 310	$ 300
Total net realized gains (losses) on securities	264	353	(1,912)
Net premiums earned	70,799	58,665	49,241
Investment income	2,832	1,892	1,260
Total revenues	75,372	62,109	49,611
Revenues	$ 71,863	$ 59,554	$ 49,963